AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 95.9%
Aerospace & Defense — 3.3%
Boeing Co. (The)*	17,260	$3,305,290
General Dynamics Corp.	105,375	25,414,343
Huntington Ingalls Industries, Inc.	19,300	3,849,192
L3Harris Technologies, Inc.	71,713	17,818,529
Lockheed Martin Corp.	10,440	4,608,216
Northrop Grumman Corp.	76,120	34,042,386
Raytheon Technologies Corp.	246,106	24,381,721
		113,419,677
Air Freight & Logistics — 1.0%
FedEx Corp.	67,480	15,614,197
United Parcel Service, Inc. (Class B Stock)	81,610	17,502,081
		33,116,278
Airlines — 0.1%
Southwest Airlines Co.*(a)	93,001	4,259,446
Auto Components — 0.7%
Adient PLC*	69,798	2,845,664
Magna International, Inc. (Canada)(a)	312,129	20,073,016
		22,918,680
Automobiles — 0.7%
General Motors Co.*	509,427	22,282,337
Harley-Davidson, Inc.	75,013	2,955,512
		25,237,849
Banks — 7.6%
Bank of America Corp.	228,429	9,415,843
Citigroup, Inc.	920,236	49,140,602
Citizens Financial Group, Inc.	246,616	11,179,103
Fifth Third Bancorp	121,090	5,211,714
Huntington Bancshares, Inc.	416,400	6,087,768
JPMorgan Chase & Co.	448,515	61,141,565
M&T Bank Corp.(a)	66,353	11,246,833
PNC Financial Services Group, Inc. (The)	137,099	25,287,911
Royal Bank of Canada (Canada)	112,442	12,379,728
Truist Financial Corp.	382,128	21,666,658
U.S. Bancorp	105,680	5,616,892
Wells Fargo & Co.	983,968	47,683,089
		266,057,706
Beverages — 1.2%
Coca-Cola Co. (The)	91,949	5,700,838
Diageo PLC (United Kingdom)	295,834	14,977,780
PepsiCo, Inc.	128,375	21,487,407
		42,166,025
Biotechnology — 0.3%
AbbVie, Inc.	71,370	11,569,791
Building Products — 1.3%
Johnson Controls International PLC	438,147	28,729,299
Masco Corp.	152,294	7,766,994
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	60,576	$9,249,955
		45,746,248
Capital Markets — 5.5%
Ares Management Corp. (Class A Stock)	162,925	13,234,398
Bank of New York Mellon Corp. (The)	306,377	15,205,491
BlackRock, Inc.	37,810	28,893,268
Charles Schwab Corp. (The)	124,343	10,483,358
Credit Suisse Group AG (Switzerland), ADR(a)	855,164	6,713,037
Goldman Sachs Group, Inc. (The)	99,100	32,712,910
KKR & Co., Inc.	98,720	5,772,158
Moody’s Corp.	16,242	5,480,213
Morgan Stanley	507,292	44,337,321
Nasdaq, Inc.	92,452	16,474,946
State Street Corp.	143,199	12,475,497
		191,782,597
Chemicals — 2.7%
Celanese Corp.	52,917	7,560,252
CF Industries Holdings, Inc.	78,179	8,057,128
DuPont de Nemours, Inc.	157,440	11,584,435
International Flavors & Fragrances, Inc.	100,501	13,198,796
LyondellBasell Industries NV (Class A Stock)	120,138	12,352,589
PPG Industries, Inc.	213,185	27,942,158
RPM International, Inc.	7,553	615,116
Sherwin-Williams Co. (The)	44,159	11,022,970
		92,333,444
Commercial Services & Supplies — 0.1%
Stericycle, Inc.*	79,300	4,672,356
Communications Equipment — 2.0%
Cisco Systems, Inc.	592,166	33,019,176
F5, Inc.*	120,991	25,281,069
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,360,013	12,430,519
		70,730,764
Consumer Finance — 0.5%
American Express Co.	99,181	18,546,847
Containers & Packaging — 0.5%
International Paper Co.	374,050	17,262,408
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	15,518	5,476,457
Equitable Holdings, Inc.	345,921	10,692,418
		16,168,875
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	159,400	8,119,836
Electric Utilities — 4.3%
American Electric Power Co., Inc.	219,609	21,910,390
Constellation Energy Corp.	94,700	5,326,875
Duke Energy Corp.	295,402	32,984,587
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Entergy Corp.	39,219	$4,578,818
Exelon Corp.	326,194	15,536,620
NextEra Energy, Inc.	87,100	7,378,241
PPL Corp.	602,493	17,207,200
Southern Co. (The)	562,117	40,759,104
Xcel Energy, Inc.	68,935	4,975,039
		150,656,874
Electrical Equipment — 1.2%
Eaton Corp. PLC	198,928	30,189,314
Hubbell, Inc.	64,725	11,894,513
		42,083,827
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	588,722	21,729,729
TE Connectivity Ltd. (Switzerland)	199,972	26,192,333
		47,922,062
Energy Equipment & Services — 0.8%
Baker Hughes Co.	99,321	3,616,277
Halliburton Co.	162,878	6,168,190
NOV, Inc.(a)	731,882	14,352,206
Schlumberger NV	124,929	5,160,817
		29,297,490
Entertainment — 0.2%
Walt Disney Co. (The)*	61,717	8,465,104
Equity Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	25,112	6,237,067
Crown Castle International Corp.	80,927	14,939,124
Equinix, Inc.	2,820	2,091,368
Gaming & Leisure Properties, Inc.	245,536	11,523,005
Public Storage	12,641	4,933,530
Welltower, Inc.	103,226	9,924,148
Weyerhaeuser Co.	293,720	11,131,988
		60,780,230
Food & Staples Retailing — 0.3%
Walmart, Inc.	65,300	9,724,476
Food Products — 2.7%
Archer-Daniels-Midland Co.	172,008	15,525,442
Bunge Ltd.	35,628	3,947,939
Conagra Brands, Inc.	225,626	7,574,265
Kellogg Co.(a)	129,480	8,350,165
Mondelez International, Inc. (Class A Stock)	480,548	30,168,803
Nestle SA (Switzerland)	124,603	16,178,066
Nestle SA (Switzerland), ADR	37,200	4,839,720
Tyson Foods, Inc. (Class A Stock)	69,174	6,200,066
		92,784,466
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	121,241	14,350,085
Baxter International, Inc.	188,700	14,631,798
Becton, Dickinson & Co.	112,443	29,909,838
Boston Scientific Corp.*	217,196	9,619,611
Embecta Corp.*	9,554	320,059
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	65,088	$5,000,060
Medtronic PLC	462,381	51,301,172
Zimmer Biomet Holdings, Inc.(a)	123,829	15,837,729
		140,970,352
Health Care Providers & Services — 5.0%
Anthem, Inc.	120,801	59,339,867
Cigna Corp.	128,841	30,871,592
CVS Health Corp.	151,756	15,359,225
HCA Healthcare, Inc.	27,526	6,898,566
McKesson Corp.	43,954	13,455,638
UnitedHealth Group, Inc.	93,094	47,475,147
		173,400,035
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.*	2,729	6,408,920
Las Vegas Sands Corp.*(a)	95,387	3,707,692
Marriott International, Inc. (Class A Stock)*	56,713	9,967,310
		20,083,922
Household Products — 1.6%
Colgate-Palmolive Co.	90,859	6,889,838
Kimberly-Clark Corp.	192,587	23,719,015
Procter & Gamble Co. (The)	134,628	20,571,158
Reckitt Benckiser Group PLC (United Kingdom)	70,318	5,407,242
		56,587,253
Industrial Conglomerates — 2.7%
General Electric Co.	604,381	55,300,861
Honeywell International, Inc.	171,463	33,363,271
Siemens AG (Germany), ADR	79,200	5,475,888
		94,140,020
Insurance — 7.8%
American International Group, Inc.	777,099	48,778,504
Aon PLC (Class A Stock)	86,030	28,013,949
Chubb Ltd.	299,853	64,138,557
Hartford Financial Services Group, Inc. (The)	178,116	12,790,510
Marsh & McLennan Cos., Inc.	152,328	25,959,738
MetLife, Inc.	445,805	31,331,175
Progressive Corp. (The)	324,886	37,033,755
Travelers Cos., Inc. (The)	127,090	23,223,156
		271,269,344
Interactive Media & Services — 0.2%
Alphabet, Inc. (Class C Stock)*	1,838	5,133,516
IT Services — 1.7%
Accenture PLC (Class A Stock)	70,739	23,855,313
Amdocs Ltd.	49,000	4,028,290
Euronet Worldwide, Inc.*	70,753	9,208,503
Fidelity National Information Services, Inc.	127,704	12,824,036

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fiserv, Inc.*	95,464	$9,680,049
		59,596,191
Life Sciences Tools & Services — 1.1%
Danaher Corp.	50,666	14,861,858
Thermo Fisher Scientific, Inc.	42,406	25,047,104
		39,908,962
Machinery — 2.3%
Caterpillar, Inc.	27,543	6,137,131
CNH Industrial NV (United Kingdom)	698,561	11,079,177
Cummins, Inc.	91,187	18,703,366
Illinois Tool Works, Inc.	95,223	19,939,696
Iveco Group NV (Italy)*	271,772	1,777,542
Otis Worldwide Corp.	38,239	2,942,491
PACCAR, Inc.	148,851	13,109,308
Stanley Black & Decker, Inc.(a)	55,253	7,723,817
		81,412,528
Media — 2.8%
Charter Communications, Inc. (Class A Stock)*(a)	13,441	7,332,334
Comcast Corp. (Class A Stock)	1,474,294	69,026,445
Discovery, Inc. (Class C Stock)*(a)	573,634	14,323,641
News Corp. (Class A Stock)	295,700	6,549,755
		97,232,175
Metals & Mining — 0.1%
Rio Tinto PLC (Australia), ADR(a)	46,300	3,722,520
Multiline Retail — 0.1%
Kohl’s Corp.	53,550	3,237,633
Multi-Utilities — 1.8%
Ameren Corp.	67,549	6,333,394
Dominion Energy, Inc.	332,390	28,243,179
Sempra Energy	173,968	29,247,500
		63,824,073
Oil, Gas & Consumable Fuels — 6.7%
APA Corp.	425,561	17,588,436
ConocoPhillips	496,267	49,626,700
Coterra Energy, Inc.	296,035	7,984,064
EOG Resources, Inc.(a)	68,759	8,198,136
Exxon Mobil Corp.	113,817	9,400,146
Hess Corp.	101,262	10,839,084
Marathon Oil Corp.	1,057,592	26,556,135
Murphy Oil Corp.(a)	157,543	6,363,162
Phillips 66	64,967	5,612,499
Pioneer Natural Resources Co.	136,683	34,174,850
Shell PLC (Netherlands), ADR	273,341	15,014,621
Suncor Energy, Inc. (Canada)	220,200	7,176,318
TC Energy Corp. (Canada)	130,300	7,351,526
TC Energy Corp. (Canada)(a)	219,648	12,388,418
TotalEnergies SE (France), ADR(a)	327,168	16,535,071
		234,809,166
	Shares	Value
Common Stocks (continued)
Personal Products — 0.6%
Unilever PLC (United Kingdom), ADR(a)	427,482	$19,480,355
Pharmaceuticals — 7.0%
AstraZeneca PLC (United Kingdom), ADR	178,205	11,822,120
Bristol-Myers Squibb Co.	85,003	6,207,769
Elanco Animal Health, Inc.*	126,607	3,303,177
Eli Lilly & Co.	52,054	14,906,704
GlaxoSmithKline PLC, ADR(a)	260,432	11,344,418
Johnson & Johnson	447,489	79,308,475
Merck & Co., Inc.	474,332	38,918,940
Pfizer, Inc.	1,078,840	55,851,547
Roche Holding AG (Switzerland)	36,976	14,631,410
Sanofi (France), ADR(a)	146,002	7,495,743
		243,790,303
Professional Services — 0.4%
Equifax, Inc.	49,711	11,786,478
Nielsen Holdings PLC	23,456	638,942
		12,425,420
Road & Rail — 1.1%
Canadian National Railway Co. (Canada)	48,911	6,560,922
Canadian National Railway Co. (Canada)	81,952	10,993,361
Union Pacific Corp.	80,376	21,959,527
		39,513,810
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	138,743	22,917,569
Applied Materials, Inc.	24,036	3,167,945
Broadcom, Inc.	14,741	9,282,113
Intel Corp.	138,474	6,862,771
NXP Semiconductors NV (China)	61,518	11,385,751
QUALCOMM, Inc.	76,567	11,700,969
Texas Instruments, Inc.	251,248	46,098,983
		111,416,101
Software — 1.6%
Citrix Systems, Inc.	46,503	4,692,153
Microsoft Corp.	97,513	30,064,233
Oracle Corp.	264,347	21,869,427
		56,625,813
Specialty Retail — 1.6%
Home Depot, Inc. (The)	28,900	8,650,637
Lowe’s Cos., Inc.	143,693	29,053,288
TJX Cos., Inc. (The)	285,836	17,315,945
		55,019,870
Tobacco — 0.8%
Philip Morris International, Inc.	278,956	26,205,127

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC (United Kingdom), ADR(a)	620,294	$10,309,286

Total Common Stocks (cost $2,808,649,297)		3,345,937,131
Exchange-Traded Funds — 2.9%
iShares MSCI USA Value Factor ETF	314,391	32,875,867
iShares Russell 1000 Value ETF	203,856	33,836,019
SPDR Portfolio S&P 500 Value ETF	811,849	33,894,695

Total Exchange-Traded Funds (cost $99,804,074)		100,606,581
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	39,600	2,162,556
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	27,550	1,455,191
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	4,250	173,145

Total Preferred Stocks (cost $3,442,474)		3,790,892

Total Long-Term Investments (cost $2,911,895,845)		3,450,334,604
Short-Term Investments — 6.3%
Affiliated Mutual Fund — 4.5%
PGIM Institutional Money Market Fund (cost $157,075,117; includes $157,046,557 of cash collateral for securities on loan)(b)(we)	157,233,058	157,091,549
Unaffiliated Fund — 1.8%
Dreyfus Government Cash Management (Institutional Shares)	61,117,555	61,117,555
(cost $61,117,555)

Total Short-Term Investments (cost $218,192,672)		218,209,104

TOTAL INVESTMENTS—105.2% (cost $3,130,088,517)		3,668,543,708

Liabilities in excess of other assets — (5.2)%		(180,589,751)

Net Assets — 100.0%		$3,487,953,957

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,262,561; cash collateral of $157,046,557 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4